Allowance for doubtful accounts	12 Months Ended
Mar. 31, 2012
Text Block [Abstract]
Allowance for doubtful accounts

2	Allowance for doubtful accounts

Changes in the allowance for doubtful accounts as of March 31, 2010, 2011 and 2012 comprise:

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	2,593	1,460	1,415
Write-off	(768)	—	—
Write back for the year	(365)	(45)	—

Balance, March 31	1,460	1,415	1,415

Most of the Company’s trade receivables are generally unsecured, except for one customer with receivables covered by credit insurance under a factoring agreement.

During the year ended March 31, 2010, the Company wrote off approximately $768,000 for the non recoverable trade receivables from third party companies. As of March 31, 2011, the Company had collected $45,000 from Gram Precision Scales, Inc. (“Gram”). The Company believed that the recoverability of the remaining $1,415,000 was doubtful, and continued to include this amount in allowance for doubtful accounts as of March 31, 2012.